N-4	Aug. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
ChoicePlus Select B-Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

Lincoln ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share
Prospectus:
Fees and Costs of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%